Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 Commitments and Contingencies

Litigations, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.

Licensing and Royalty Agreements

On March 1, 2010, the Company was assigned a Development and License agreement (“the Agreement”). Under the terms of the Agreement the Licensor shall develop for the Company a line of beef meatballs with sauce, Italian sausage with sauce and other similar Italian meats with sauces for commercial manufacture, distribution and sale (each a “Licensor Product” and collectively the “Licensor Products”). Licensor shall work with Licensee to develop Licensor Products that are acceptable to Licensee. Upon acceptance of a Licensor Product by Licensee, Licensor’s trade secret recipes, formulas methods and ingredients for the preparation and production of such Licensor Products (the “Recipes”) shall be subject to this Development and License Agreement.

The term of the Agreement (the “Term”) shall consist of the Exclusive Term and the Non-Exclusive Term. The 12-month period beginning on each January 1 and ending on each December 31 is referred to herein as an “Agreement Year.”

The Exclusive Term began on January 1, 2009 (the “Effective Date”) and ends on the 50th anniversary of the Effective Date, unless terminated or extended as provided herein. Licensor, at its option, may terminate the Exclusive Term by notice in writing to Licensee, delivered between the 60th and the 90th day following the end of any Agreement Year if, on or before the 60th day following the end of such Agreement Year, Licensee has not paid Licensor Royalties with respect to such Agreement Year at least equal to the minimum royalty (the “Minimum Royalty”) for such Agreement Year. Subject to the foregoing sentence, and provided Licensee has not breached this Agreement and failed to cure such breach in accordance herewith, Licensee may extend the Exclusive Term for an additional twenty five (25) years, by notice in writing to Licensor, delivered on or before the 50th anniversary of the Effective Date.

The Non-Exclusive Term begins upon expiration of the Exclusive Term and continues indefinitely thereafter, until terminated by Licensor due to a material breach hereof by Licensee that remains uncured after notice and opportunity to cure in accordance herewith, or until terminated by Licensee.

Either party may terminate this Agreement in the event that the other party materially breaches its obligations and fails to cure such material breach within sixty (60) days following written notice from the non-breaching party specifying the nature of the breach. The following termination rights are in addition to the termination rights provided elsewhere in this

Under the terms of the Agreement the Company is required to pay quarterly royalty fees as follows:

During the Exclusive Term and the Non-Exclusive Term the Company will pay a royalty equal to the royalty rate (the “Royalty Rate”), multiplied by Company’s “Net Sales”. As used herein, “Net Sales” means gross invoiced sales of Products, directly or indirectly to unrelated third parties, less (a) discounts (including cash discounts), and retroactive price reductions or allowances actually allowed or granted from the billed amount (collectively “Discounts”); (b) credits, rebates, and allowances actually granted upon claims, rejections or returns, including recalls (voluntary or otherwise) (collectively, “Credits”); (c) freight, postage, shipping and insurance charges; (d) taxes, duties or other governmental charges levied on or measured by the billing amount, when included in billing, as adjusted for rebates and refunds; and (e) provisions for uncollectible accounts determined in accordance with reasonable accounting methods, consistently applied.

The Royalty Rate shall be: 6% of net sales up to $500,000 of net sales for each Agreement year; 4% of Net Sales from $500,000 up to $2,500,000 of Net Sales for each Agreement year; 2% of Net Sales from $2,500,000 up to $20,000,000 of Net Sales for each Agreement year; and 1% of Net Sales in excess of $20,000,000 of Net Sales for each Agreement year.

In order to continue the Exclusive term, the Company shall pay a minimum royalty with respect to the preceding Agreement year as follows:

Agreement Year	Minimum Royalty to be Paid with Respect to Such Agreement Year
1st and 2nd	$-
3rd and 4th	$50,000
5th, 6th and 7th	$75,000
8th and 9th	$100,000
10th and thereafter	$125,000

The Company incurred $134,121 and $124,139 of royalty expenses for the years December 31, 2012 and 2011, respectively. Royalty expenses are included in general and administrative expenses on the Statement of Operations.

Agreements with Placement Agents and Finders

The Company entered into a Financial Advisory and Investment Banking Agreement with Spartan Capital Securities, LLC (“Spartan”) effective December 1, 2011 (the “Spartan Advisory Agreement”). Pursuant to the Spartan Advisory Agreement, Spartan will act as the Company’s exclusive financial advisor and placement agent to assist the Company in connection with a best efforts private placement (the “Financing”) of up to $6 million of the Company’s equity and/or debt securities and/or convertible instruments (the “Securities”).

The Company upon closing of the Financing shall pay consideration to Spartan, in cash, a fee in an amount equal to 10% of the aggregate gross proceeds raised in the Financing. The Company shall grant and deliver to Spartan at the closing of the Financing, for nominal consideration, five year warrants (the “Warrants”) to purchase a number of shares of the Company’s Common Stock equal to 10% of the number of shares of Common Stock (and/or shares of Common Stock issuable upon exercise of securities or upon conversion or exchange of convertible or exchangeable securities) sold at such closing. The Warrants shall be exercisable at any time during the five year period commencing on the closing to which they relate at an exercise price equal to the purchase price per share of Common Stock paid by investors in the Financing or, in the case of exercisable, convertible, or exchangeable securities, the exercise, conversion or exchange price thereof. If the Financing is consummated by means of more than one closing, Spartan shall be entitled to the fees provided herein with respect to each such closing.

Along with the above fees, the Company shall pay up to $40,000 for expenses incurred by Spartan in connection with this Financing, together with cost of background checks on the officers and directors of the Company.

During the year ended 2012 the Company paid to Spartan fees of $505,400 and issued Spartan 505,400 five year warrants with an exercise price of $1.00.

Supply Agreement

On October 3, 2011, the Company entered into a five year agreement with a non-related party manufacturer. Under the terms of the agreement, the Company grants to the manufacturer a revocable license to use the Company’s recipes, formulas, methods and ingredients for the preparation and production of Company’s products, for manufacturing the Company’s product and all future improvements, modifications, substitutions and replacements developed by the Company. The manufacturer in turn grants the Company the exclusive right to purchase the product. Under the terms of the agreement the manufacturer agrees to manufacture, package, and store the Company’s products and the Company has the right to purchase products from one or more other manufacturers, distributors or suppliers. The agreement contains a perpetual automatic renewal clause for a period of year after the expiration of the initial term. During the renewal period either party may cancel the contract with written notice nine months prior to the termination date.

Under the terms of the agreement if the Company specifies any change in packaging or shipping materials which results in the manufacturer incurring increased expense for packaging and shipping materials or in the manufacturer being unable to utilize obsolete packaging or shipping materials in ordinary packaging or shipping, the Company agrees to pay as additional product cost the additional cost for packaging and shipping materials and to purchase at cost such obsolete packaging and shipping materials. If the Company requests any repackaging of the product, other than due to defects in the original packaging, the Company will reimburse the manufacturer for any labor costs incurred in repackaging. Per the agreement all product delivery shipping costs are the expense of the Company.

Under the terms of the agreement, the Company is required to acquire and install production equipment at the manufacturer’s facility to be used solely for the manufacturing of the Company’s products. The manufacturer will bear all costs of operating and maintaining the production equipment during the period in which the manufacturer is manufacturing products pursuant to the agreement. The production equipment shall be owned by the Company.

In March 2012, the agreement was terminated and production equipment held by the manufacturer was returned to the Company.